Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000139703
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ADV Class
C000014195
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000162648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000139703
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%	4.48%	4.18%
Without Sales Load [Member] | C000014195
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	4.24%	3.92%
Without Sales Load [Member] | C000162648
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%	4.82%	4.45%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	8.95%	5.85%	5.14%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	8.95%	5.85%	5.14%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	8.95%	5.85%	5.14%